SEMIANNUAL REPORT
                               DECEMBER 31, 1998

                             (EASTCLIFF FUNDS LOGO)

                             Eastcliff Growth Fund

                          Eastcliff Total Return Fund

                            Eastcliff Regional Small
                           Capitalization Value Fund

                              Eastcliff Contrarian
                                   Value Fund

                              NO-LOAD MUTUAL FUNDS

                                   Eastcliff
                                  Growth Fund

                                                                February 9, 1999

Dear Shareholder:

  The attractive valuation of the broad market we discussed in our third quarter summary provided the backdrop for favorable returns in the fourth quarter. The performance disparity that developed between the broad market and the mega-cap stocks for the first nine months was not present in the fourth quarter. This can be seen in fourth quarter returns of the Russell 1000 Growth Index appreciating 26.7%, the Russell Mid Cap Growth Index gaining 26.5%, and the Russell 2000 Growth advancing 23.6%. Since returns were less correlated with market capitalization size, it allowed our stock selection to add value over the final three months of 1998. The Eastcliff Growth Fund outperformed all appropriate indices with a fourth quarter return of 29.8%

  For the twelve months ending December 31, 1998, the Eastcliff Growth Fund outperformed the S&P 500 Index. While the S&P 500 returned 28.8%, the Fund was able to achieve a return of 29.2% in 1998 through strong stock selection and a disciplined focus on strong businesses. The best performing sectors in the Eastcliff Growth Fund for the most recent quarter were Technology and Consumer Services. The best performing holding in the Technology sector was Tellabs. The stock achieved a quarterly return in excess of 72%. Our stock selection in the Consumer Services sector added value to your portfolio versus those in the Russell 1000 Growth. The strongest performing consumer stock was Home Depot. It gained 63% for the three months ending December 31, 1998. The best performing stock in the Eastcliff Growth Fund was Network Associates, advancing 86% during the fourth quarter. The Healthcare sector, third quarter's strongest performing sector, underperformed in the fourth quarter. The average healthcare holding in your portfolio appreciated 11%. Due to excessive valuations, the portfolio has only minor exposure to Internet Mania.

  As of December 29, 1998, your Board of Directors declared a distribution of $0.072881 per share from net short-term gains and $0.11654 per share from long-term capital gains, payable December 30, 1998, to shareholders of record on December 28, 1998.

                                        Respectfully submitted,

                                        /s/Clark J. Winslow

                                        Clark J. Winslow
                                        Portfolio Manager

Past performance cannot guarantee future results. Prices will fluctuate and redemption value may be more or less than original investment. This Fund is not insured by the FDIC and is not a deposit or other obligation of or guaranteed by Resource Trust Company or any of its affiliates.

                             Eastcliff Growth Fund
                            STATEMENT OF NET ASSETS
                         December 31, 1998 (Unaudited)

                                                                      QUOTED
                                                                      MARKET
   SHARES                                                  COST       VALUE
   ------                                                 -----      -------

LONG-TERM INVESTMENTS -- 97.3% (A)<F2>
COMMON STOCKS -- 97.3% (A)<F2>

CAPITAL GOODS SECTOR -- 10.0%
-----------------------------
           MANUFACTURE-DIVERSE -- 3.7%
    25,400 Tyco International Ltd.                     $  966,721  $1,916,125
           MANUFACTURE-SPECIAL -- 3.0%
    34,400 BMC Software, Inc.*<F1>                      1,437,945   1,532,967
           WASTE MANAGEMENT -- 3.3%
    36,100 Waste Management, Inc.                         990,391   1,683,162

COMMUNICATION SERVICES SECTOR -- 6.9%
-------------------------------------
           TELECOMMUNICATIONS-CELLULAR -- 3.3%
    23,800 AirTouch Communications, Inc.*<F1>           1,295,937   1,716,575
           TELECOMMUNICATIONS-LONG DISTANCE -- 3.6%
    25,500 MCI WorldCom Inc.*<F1>                       1,179,130   1,829,625

CONSUMER CYCLICALS SECTOR -- 14.0%
----------------------------------
           BUILDING MATERIALS -- 2.1%
    37,000 Masco Corp.                                  1,071,550   1,063,750
           LODGING-HOTELS -- 2.9%
    31,100 Carnival Corp.                                 920,299   1,492,800
           RETAIL-BUILDING SUPPLIES -- 3.8%
    32,400 The Home Depot, Inc.                           437,956   1,982,491
           RETAIL-GENERAL MERCHANTS -- 2.1%
    13,400 Wal-Mart Stores, Inc.                          803,562   1,091,269
           RETAIL-SPECIALTY -- 1.9%
    27,000 Office Depot, Inc.*<F1>                        843,421     997,326
           TEXTILES-APPAREL -- 1.2%
    10,600 Tommy Hilfiger Corp.*<F1>                      302,524     636,000

CONSUMER STAPLES SECTOR -- 9.8%
-------------------------------
           BROADCAST MEDIA -- 2.7%
    33,600 CBS Corp.                                      957,800   1,100,400
     4,600 Jacor Communications, Inc.*<F1>                275,000     296,125
                                                      ----------- -----------
                                                        1,232,800   1,396,525
           DISTRIBUTION-FOOD & HEALTH -- 2.1%
    30,400 Bergen Brunswig Corp.                          671,692   1,060,200
           RESTAURANTS -- 5.0%
    28,125 Papa John's International, Inc.*<F1>           572,919   1,241,016
    24,000 Starbucks Corp.*<F1>                           806,571   1,347,000
                                                      ----------- -----------
                                                        1,379,490   2,588,016

FINANCIALS SECTOR -- 11.5%
--------------------------
           BANKS-MAJOR REGIONAL -- 2.9%
    37,200 Wells Fargo & Co.                            1,380,225   1,485,694
           BANKS-MONEY CENTER -- 1.7%
    14,990 BankAmerica Corp.                              722,479     901,274
           CONSUMER FINANCE -- 2.0%
    41,975 MBNA Corp.                                     279,129   1,046,773
           FINANCIAL-DIVERSE -- 3.6%
    24,800 Fannie Mae                                   1,557,304   1,835,200
           INSURANCE-PROPERTY -- 1.3%
    16,400 MGIC Investment Corp.                          462,633     652,933

HEALTHCARE SECTOR -- 7.5%
-------------------------
           DIVERSE -- 1.7%
    11,900 Warner-Lambert Co.                             793,912     894,737
           DRUGS MAJOR -- 1.3%
     5,500 Pfizer Inc.                                    121,193     689,909
           MEDICAL PRODUCTS & SUPPLIES -- 1.5%
    26,800 STERIS Corp.*<F1>                              366,825     762,138
           SPECIALIZED SERVICES -- 3.0%
    43,800 Omnicare, Inc.                               1,126,058   1,522,050

TECHNOLOGY SECTOR -- 34.3%
--------------------------
           COMMUNICATION-EQUIPMENT -- 6.2%
    50,000 ADC Telecommunications, Inc.*<F1>            1,253,440   1,737,500
    21,000 Tellabs, Inc.*<F1>                             692,563   1,439,823
                                                      ----------- -----------
                                                        1,946,003   3,177,323
           COMPUTER SOFTWARE/SERVICES -- 20.2%
    31,000 Cadence Design Systems, Inc.*<F1>              891,579     922,250
    16,200 Compuware Corp.*<F1>                           750,628   1,265,625
    61,300 HBO & Co.                                    1,861,640   1,758,574
     6,600 Microsoft Corp.*<F1>                           139,129     915,341
    34,350 Networks Associates, Inc.*<F1>               1,150,117   2,275,688
    47,400 Sterling Commerce, Inc.*<F1>                 1,154,400   2,133,000
    21,000 Synopsys, Inc.*<F1>                            977,875   1,139,250
                                                      ----------- -----------
                                                        6,925,368  10,409,728
           COMPUTERS-NETWORKING -- 3.5%
    19,175 Cisco Systems Inc.*<F1>                        223,141   1,779,689
           SERVICES-DATA PROCESSING -- 4.4%
    27,000 Fiserv, Inc.*<F1>                            1,005,741   1,388,826
    22,200 HNC Software Inc.*<F1>                         794,643     897,724
                                                      ----------- -----------
                                                        1,800,384   2,286,550

UTILITIES SECTOR -- 3.3%
------------------------
           POWER PRODUCERS-INDEPENDENT -- 3.3%
    36,200 AES Corp.                                    1,471,431   1,714,975
                                                      ----------- -----------
           Total common stocks                         32,709,503  50,145,804
                                                      ----------- -----------
           Total long-term investments                 32,709,503  50,145,804

  PRINCIPAL
   AMOUNT
   ------

SHORT-TERM INVESTMENTS -- 2.8% (A)<F2>

           VARIABLE RATE DEMAND NOTE
$1,446,539 Firstar Bank U.S.A., N.A.                    1,446,539   1,446,539
                                                      ----------- -----------
               Total short-term
                 investments                            1,446,539   1,446,539
                                                      ----------- -----------
               Total investments                      $34,156,042  51,592,343
                                                      -----------
                                                      -----------
               Liabilities, less cash and
                 receivables (0.1%) (A)<F2>                           (73,419)
                                                                  -----------
               Net Assets                                         $51,518,924
                                                                  -----------
                                                                  -----------
               Net Asset Value Per Share
                 ($0.01 par value 300,000,000
                 shares authorized), offering
                 and redemption price
                 ($51,518,924 / 3,311,902
                 shares outstanding)                               $    15.56
                                                                   ----------
                                                                   ----------


  *<F1>Non-income producing security.
  (a)<F2>Percentages for the various classifications relate to net assets.


  The accompanying notes to financial statements are an integral part of this statement.

                             Eastcliff Growth Fund
                            STATEMENT OF OPERATIONS
              For the Period Ending December 31, 1998 (Unaudited)

INCOME:
    Dividends                                                   $   88,342
    Interest                                                        49,306
                                                                ----------
        Total income                                               137,648
                                                                ----------
EXPENSES:
    Management fees                                                240,198
    Administrative services                                         35,770
    Professional fees                                               15,007
    Transfer agent fees                                             10,441
    Custodian fees                                                   8,923
    Registration fees                                                4,994
    Amortization of organizational expenses                          3,151
    Printing and postage expense                                     1,260
    Other expenses                                                   2,224
                                                                ----------
        Total expenses                                             321,968
                                                                ----------
NET INVESTMENT LOSS                                               (184,320)
                                                                ----------
NET REALIZED GAIN ON INVESTMENTS                                 3,193,858
NET DECREASE IN UNREALIZED APPRECIATION ON INVESTMENTS            (215,788)
                                                                ----------
NET GAIN ON INVESTMENTS                                          2,978,070
                                                                ----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS            $2,793,750
                                                                ----------
                                                                ----------


                       STATEMENTS OF CHANGES IN NET ASSETS
            For the Period Ending December 31, 1998 (Unaudited) and
                        For the Year ended June 30, 1998
                                                 DECEMBER 31,  JUNE 30,
                                                     1998        1998
                                                 -----------  -----------
OPERATIONS:
  Net investment loss                             $ (184,320) $  (448,758)
  Net realized gain on investments                 3,193,858   13,570,020
  Net (decrease) increase in unrealized
    appreciation on investments                     (215,788)   1,782,157
                                                 -----------  -----------
     Net increase in net assets
       resulting from operations                   2,793,750   14,903,419
                                                 -----------  -----------
DISTRIBUTIONS TO SHAREHOLDERS:
  Distributions from net realized gains
    ($3.2244 and $0.63 per share, respectively)  (10,153,275)  (2,019,090)
                                                 -----------  -----------
     Total distributions                         (10,153,275)  (2,019,090)*<F3>
FUND SHARE ACTIVITIES:
  Proceeds from shares issued
    (66,473 and 327,564 shares, respectively)        858,666    5,032,445
  Net asset value of shares issued in
    distributions (704,428 and
    140,578 shares, respectively)                  9,744,911    2,018,697
  Cost of shares redeemed
    (626,235 and 628,274 shares, respectively)    (8,318,827)  (9,730,677)
                                                 -----------  -----------
     Net increase (decrease) in net assets
     derived from Fund share activities            2,284,750   (2,679,535)
                                                 -----------  -----------
     TOTAL (DECREASE) INCREASE                    (5,074,775)  10,204,794
NET ASSETS AT THE BEGINNING OF THE PERIOD         56,593,699   46,388,905
                                                 -----------  -----------
NET ASSETS AT THE END OF THE PERIOD              $51,518,924  $56,593,699
                                                 -----------  -----------
                                                 -----------  -----------
*<F3>See Note 8.

  The accompanying notes to financial statements are an integral part of these statements.

                             Eastcliff Growth Fund
                              FINANCIAL HIGHLIGHTS
 (Selected Data for each share of the Fund outstanding throughout each period)

                                                        (UNAUDITED)           FOR THE
                                                      FOR THE PERIOD   YEARS ENDED JUNE 30,  FOR THE PERIOD FROM
                                                    ENDING DECEMBER 31, ------------------- JULY 1, 1995*<F4> TO
                                                           1998           1998      1997        JUNE 30, 1996
                                                    -------------------  ------    ------     ----------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period                       $17.85         $13.92    $12.56         $10.00
Income from investment operations:
  Net investment loss (a)<F7>                              (0.04)         (0.15)    (0.14)          (0.08)
  Net realized and unrealized gains on investments           0.97           4.71      1.50           2.64
                                                           ------         ------    ------         ------
Total from investment operations                             0.93           4.56      1.36           2.56
Less distributions:
  Dividend from net investment income                          --             --        --             --
  Distributions from net realized gains                    (3.22)         (0.63)        --             --
                                                           ------         ------    ------         ------
Total from distributions                                   (3.22)         (0.63)        --             --
                                                           ------         ------    ------         ------
Net asset value, end of period                             $15.56         $17.85    $13.92         $12.56
                                                           ------         ------    ------         ------
                                                           ------         ------    ------         ------
TOTAL INVESTMENT RETURN                                      7.7%**<F5>    33.9%     10.8%          25.6%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's $)                     51,519         56,594    46,389         46,193
Ratio of expenses (after reimbursement)
  to average net assets (b)<F8>                              1.3%***<F6>    1.3%      1.3%           1.3%
Ratio of net investment loss to
  average net assets (c)<F9>                                (0.8%)***<F6> (0.9%)    (1.0%)         (0.8%)
Portfolio turnover rate                                     53.9%          93.3%     54.3%          40.3%

*<F4>     Commencement of operations.
**<F5>    Not annualized.
***<F6>   Annualized.
(a)<F7> Net investment loss per share is calculated using ending balances prior to consideration of adjustments for permanent book and tax differences.
(b)<F8> Computed after giving effect to adviser's expense limitation undertaking. If the Fund had paid all of its expenses, the ratios would have been, for the years ended June 30, 1997 and 1996, 1.3% and 1.4%, respectively.
(c)<F9> If the Fund had paid all of its expenses, the ratios would have been, for the years ended June 30, 1997 and 1996, (1.0%) and (0.9%), respectively.

  The accompanying notes to financial statements are an integral part of this statement.

                                Eastcliff Total
                                  Return Fund

                                                                February 9, 1999

Dear Shareholder:

  We appreciate this opportunity to communicate the results of your Fund to you. Substantial volatility has marked global capital markets this past year. The S&P 500 Index moved 33% from its lows to highs. The speed and sheer volume of information which is disseminated will continue to impact the world's financial systems. Looking ahead, we believe market volatility is here to stay.

  At year end, the Net Asset Value was $22.11 per share, and the total assets of the Fund exceeded $27 million. For the 12-month period December 31, 1998, the Fund out performed the S&P 500 Index, posting a gain of 38.7% compared to 28.8% for the Index. The average annual compounded rate of return of the Fund for the five and ten years ending December 31, 1998 was 21.3% and 16.3%.

  The Fund's asset allocation at year end was 17% fixed income, 82% common equities and 1% cash equivalents. The primary sectors were Technology (33.6%) and Healthcare (23.6%).

  We remain cautiously optimistic on the financial markets in 1999. We will continue to focus on companies in dynamic growth industries with superior products. The average return on stocks over the past 30 years is around 11%. Shareholders should maintain realistic expectations going forward.

  As of December 29, 1998, your Board of Directors declared a dividend of $0.0724 per share from net investment income, a distribution of $0.09724 per share from short-term capital gains and $1.19699 per share from long-term capital gains, payable December 30, 1998, to shareholders of record on December 28, 1998. Total distributions paid in 1998 were $2.51949.

  In closing, thank you for your continued confidence and investment in Eastcliff Total Return Fund.

                                        Sincerely,

                                        /s/Patrice J. Neverett

                                        Patrice J. Neverett
                                        Portfolio Manager

Past performance cannot guarantee future results. Prices will fluctuate and redemption value may be more or less than original investment. This Fund is not insured by the FDIC and is not a deposit or other obligation of or guaranteed by Resource Trust Company or any of its affiliates.

                          Eastcliff Total Return Fund
                            STATEMENT OF NET ASSETS
                         December 31, 1998 (Unaudited)

                                                                      QUOTED
                                                                      MARKET
   SHARES                                                  COST       VALUE
   ------                                                 -----      -------

LONG-TERM INVESTMENTS -- 98.4% (A)<F11>
COMMON STOCKS -- 81.6% (A)<F11>

CAPITAL GOODS SECTOR -- 3.4%
----------------------------
           ELECTRICAL EQUIPMENT -- 3.4%
     9,000 General Electric Co. (U.S.)                  $ 241,832   $ 918,567

COMMUNICATION SERVICES SECTOR -- 4.8%
-------------------------------------
           TELECOMMUNICATIONS-CELLULAR -- 2.1%
     8,000 AirTouch
             Communications, Inc.*<F10>                   505,480     577,000
           TELECOMMUNICATIONS-LONG DISTANCE -- 2.7%
    10,000 MCI WorldCom Inc.*<F10>                        379,350     717,500

CONSUMER CYCLICALS SECTOR -- 2.3%
---------------------------------
           RETAIL-BUILDING SUPPLIES -- 2.3%
    10,000 The Home Depot, Inc.                           487,475     611,880

CONSUMER STAPLES SECTOR -- 5.9%
-------------------------------
           BEVERAGES-SOFT DRINK -- 2.5%
    10,000 The Coca-Cola Co.                              351,275     668,750
           HOUSEHOLD PRODUCTS -- 3.4%
     4,000 Clorox Co.                                     179,620     467,252
     5,000 Colgate-Palmolive Co.                          202,700     464,375
                                                      ----------- -----------
                                                          382,320     931,627

FINANCIALS SECTOR -- 6.6%
-------------------------
           BANKS-MAJOR REGIONAL -- 1.8%
    12,000 Bank of New York Company, Inc.                 378,720     483,000
           BANKS-MONEY CENTER -- 1.6%
     7,375 BankAmerica Corp.                              151,094     443,422
           INSURANCE-MULTILINE -- 3.2%
     9,000 American International Group, Inc.             273,556     869,625

HEALTHCARE SECTOR -- 23.6%
--------------------------
           DIVERSE -- 9.9%
    11,000 Bristol-Myers Squibb Co.                       379,893   1,471,943
    10,000 Johnson & Johnson                              299,675     838,750
     5,000 Warner-Lambert Co.                             380,300     375,940
                                                      ----------- -----------
                                                        1,059,868   2,686,633
           DRUGS MAJOR -- 13.7%
    12,000 Eli Lilly & Co.                                449,610   1,066,500
     2,500 Merck & Co., Inc.                              108,690     369,220
    18,000 Pfizer Inc.                                    419,360   2,257,884
                                                      ----------- -----------
                                                          977,660   3,693,604

TECHNOLOGY SECTOR -- 33.6%
--------------------------
           COMMUNICATION-EQUIPMENT -- 17.4%
    14,000 Lucent Technologies Inc.                       583,358   1,540,000
    12,000 Nokia Corp. "A" ADR                            384,360   1,445,256
    20,000 Plantronics, Inc.*<F10>                        373,000   1,720,000
                                                      ----------- -----------
                                                        1,340,718   4,705,256
           COMPUTER HARDWARE -- 6.5%
    20,000 Compaq Computer Corp.                          186,615     838,760
     5,000 International Business Machines Corp.          199,463     923,750
                                                      ----------- -----------
                                                          386,078   1,762,510
           COMPUTER SOFTWARE/SERVICES -- 5.3%
    10,400 Microsoft Corp.*<F10>                          302,226   1,442,355
           COMPUTERS-NETWORKING -- 2.7%
     8,000 Cisco Systems Inc.*<F10>                       440,925     742,504
           ELECTRONICS-SEMICONDUCTORS -- 1.7%
     3,800 Intel Corp.                                    133,423     450,540

UTILITIES SECTOR -- 1.4%
------------------------
           ELECTRIC COMPANIES -- 1.4%
     5,810 Duke Energy Corp.                              135,932     372,206
                                                      ----------- -----------
           Total common stocks                          7,927,932  22,076,979
                                                      ----------- -----------

ASSET BACKED SECURITIES -- 2.0% (A)<F11>
 $  27,507 Keycorp Auto Grantor Trust,
             5.80%, due 07/15/00                           27,336      27,517
   500,000 Discover Card Master Trust I,
             6.55%, due 02/18/03                          506,339     509,375
                                                      ----------- -----------
           Total asset
             backed securities                            533,675     536,892
                                                      ----------- -----------
 PRINCIPAL
   AMOUNT
 ---------
FEDERAL AGENCIES -- 14.8% (A)<F11>
  $500,000 FNMA, 7.55%, due 06/10/04                      500,000     505,754
1,000,000  FHLMC, 6.718%, due 02/12/08                  1,000,000   1,000,233
   500,000 FHLMC, 6.80%,due 03/10/08                      499,714     500,564
   500,000 FNMA, 6.48%, due 04/02/08                      499,130     505,494
   500,000 FNMA, 6.23%,due 04/16/08                       497,968     510,214
 1,000,000 FNMA, 6.625%, due 04/15/08                     998,839     997,453
                                                      ----------- -----------
           Total federal agencies                       3,995,651   4,019,712
                                                      ----------- -----------
           Total long-term investments                 12,457,258  26,633,583

SHORT-TERM INVESTMENTS -- 1.4% (A)<F11>
           VARIABLE RATE DEMAND NOTE
   368,107 Firstar Bank U.S.A., N.A.                      368,107     368,107
                                                      ----------- -----------
           Total short-term investments                   368,107     368,107
                                                      ----------- -----------
           Total investments                          $12,825,365  27,001,690
                                                      -----------
                                                      -----------
           Cash and receivables, less
              liabilities 0.2% (A)<F11>                                60,708
                                                                  -----------
           Net Assets                                             $27,062,398
                                                                  -----------
                                                                  -----------
           Net Asset Value Per Share
             ($0.01 par value 300,000,000
             shares authorized), offering
             and redemption price
             ($27,062,398 / 1,224,261
             shares outstanding)                                   $    22.11
                                                                  -----------
                                                                  -----------

  *<F10>Non-income producing security.
FHLMC = Federal Home Loan Mortgage Corp.
FNMA  = Federal National Mortgage Association
  (a)<F11>Percentages for the various classifications relate to net assets.


  The accompanying notes to financial statements are an integral part of this statement.

                          Eastcliff Total Return Fund
                            STATEMENT OF OPERATIONS
              For the Period Ending December 31, 1998 (Unaudited)

INCOME:
    Dividends                                                   $   64,481
    Interest                                                       178,265
                                                                ----------
        Total income                                               242,746
                                                                ----------
EXPENSES:
    Management fees                                                122,305
    Administrative services                                         24,276
    Professional fees                                                9,278
    Transfer agent fees                                              8,286
    Registration fees                                                3,474
    Custodian fees                                                   2,725
    Printing and postage expense                                     1,329
    Other expenses                                                   2,162
                                                                ----------
        Total expenses before reimbursement                        173,835
    Less expenses assumed by adviser                               (15,024)
                                                                ----------
        Net expenses                                               158,811
                                                                ----------
NET INVESTMENT INCOME                                               83,935
                                                                ----------
NET REALIZED GAIN ON INVESTMENTS                                 1,501,391
NET INCREASE IN UNREALIZED APPRECIATION ON INVESTMENTS           2,041,625
                                                                ----------
NET GAIN ON INVESTMENTS                                          3,543,016
                                                                ----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS            $3,626,951
                                                                ----------
                                                                ----------

                       STATEMENTS OF CHANGES IN NET ASSETS
            For the Period Ending December 31, 1998 (Unaudited) and
                        For the Year Ended June 30, 1998

                                                    DECEMBER 31,  JUNE 30,
                                                        1998        1998
                                                    ----------- -----------
OPERATIONS:
  Net investment income                            $  83,935     $  280,595
  Net realized gain on investments                 1,501,391      1,218,630
  Net increase in unrealized
    appreciation on investments                    2,041,625      5,324,182
                                                  -----------   -----------
     Net increase in net assets
       resulting from operations                   3,626,951      6,823,407
                                                  -----------   -----------
DISTRIBUTIONS TO SHAREHOLDERS:
  Distributions from net investment income
    ($0.16696 and $0.2494 per share,
    respectively)                                   (192,872)      (321,741)
  Distributions from net realized gains
    ($2.35253 and $0.52647 per share,
    respectively)                                 (2,719,993)      (680,452)
                                                  -----------   -----------
     Total distributions                          (2,912,865)    (1,002,193)*<F12>
                                                  -----------   -----------
FUND SHARE ACTIVITIES:
  Proceeds from shares issued
    (43,384 and 163,200 shares, respectively)        873,107      2,976,105
  Net asset value of shares issued in
    distributions (120,050 and
    40,964 shares, respectively)                   2,587,962        697,988
  Cost of shares redeemed
    (122,937 and 303,025 shares, respectively)    (2,566,844)    (5,667,671)
                                                  -----------   -----------
     Net increase (decrease) in net assets
       derived from Fund share activities            894,225     (1,993,578)
                                                  -----------   -----------
     TOTAL INCREASE                                1,608,311      3,827,636
NET ASSETS AT THE BEGINNING OF THE PERIOD         25,454,087     21,626,451
                                                  -----------   -----------
NET ASSETS AT THE END OF THE PERIOD
  (including undistributed net investment
  income of $0 and $108,880, respectively)        $27,062,398   $25,454,087
                                                  -----------   -----------
                                                  -----------   -----------
*<F12>See Note 8.

  The accompanying notes to financial statements are an integral part of these statements.

                          Eastcliff Total Return Fund
                              FINANCIAL HIGHLIGHTS
 (Selected Data for each share of the Fund outstanding throughout each period)

                                                                      FOR THE
                             (UNAUDITED)                              PERIOD
                               FOR THE                                 FROM
                                PERIOD                              OCTOBER 1,
                                ENDING            YEARS ENDED         1994 TO
                               DEC. 31,             JUNE 30,         JUNE 30,                 YEARS ENDED SEPTEMBER 30,
                                            -----------------------                ----------------------------------------------
                                 1998        1998    1997      1996    1995         1994     1993    1992    1991     1990  1989
                               ------       ------  ------   ------   ------        ----     ----    ----    ----     ----  ----
PER SHARE OPERATING
  PERFORMANCE:
Net asset value,
  beginning of period          $21.50       $16.86  $14.62   $11.96   $11.92        $12.38 $11.96  $11.56  $ 9.47   $11.40  $ 9.88
Income from
  investment operations:
  Net investment income          0.07         0.23    0.23     0.09     0.14          0.15   0.19    0.13    0.28     0.33    0.24
  Net realized and
    unrealized gains (losses)
     on investments              3.06         5.19    3.47     2.90     0.71          0.12   1.28    1.27    2.30   (1.82)    1.40
                               ------       ------  ------   ------   ------        ------ ------  ------  ------   ------  ------
Total from investment
  operations                     3.13         5.42    3.70     2.99     0.85          0.27   1.47    1.40    2.58   (1.49)    1.64
Less distributions:
  Dividends from net
    investment income           (0.17)      (0.25)   (0.12)    (0.17)  (0.14)        (0.18)  (0.15)  (0.23) (0.36)  (0.26)   (0.11)
  Distributions from net
    realized gains              (2.35)      (0.53)   (1.34)    (0.16)  (0.67)        (0.55)  (0.90)  (0.77) (0.13)  (0.18)   (0.01)
                               ------       ------  ------   ------   ------        ------ ------  ------  ------   ------  ------
Total from distributions        (2.52)      (0.78)   (1.46)    (0.33)  (0.81)        (0.73)  (1.05)  (1.00) (0.49)  (0.44)   (0.12)
                               ------       ------  ------   ------   ------        ------ ------  ------  ------   ------  ------
Net asset value,
  end of period                $22.11       $21.50  $16.86   $14.62   $11.96        $11.92 $12.38  $11.96  $11.56  $  9.47  $11.40
                               ------       ------  ------   ------   ------        ------ ------  ------  ------   ------  ------
                               ------       ------  ------   ------   ------        ------ ------  ------  ------   ------  ------
TOTAL INVESTMENT
  RETURN (d)<F17>               15.2%*<F13> 33.3%    28.1%     25.4%   10.4%(a)<F14>  2.2%   13.4%   13.2%  28.7%  (13.5%)   16.8%
RATIOS/SUPPLEMENTAL
  DATA:
Net assets, end of period
  (in 000's $)                 27,062       25,454  21,626   17,799   15,806         2,478  2,683   2,631   2,225    2,055   2,728
Ratio of expenses
  (after reimbursement)
  to average net assets (b)<F15> 1.3%(a)<F14>1.3%     1.3%      1.3%    1.5%(a)<F14>  2.0%    2.0%    2.7%   2.0%    2.4%     3.0%
Ratio of net investment
  income to average
  net assets (c)<F16>            0.7%(a)<F14>1.2%     1.5%      0.7%    2.5%(a)<F14>  1.3%    1.5%    1.2%   2.4%    2.8%     2.8%
Portfolio turnover rate         11.2%        38.4%   58.3%    95.1%    89.4%         13.2%  28.0%   34.9%   38.0%    62.7%   27.2%

  *<F13>  Not annualized.
(a)<F14>  Annualized.
(b)<F15> Computed after giving effect to adviser's expense limitation undertaking. If the Fund had paid all of its expenses, the ratios would have been, for the period ending December 31, 1998 and for the years ended June 30, 1998, 1997 and 1996, for the period from October 1, 1994 to June 30, 1995 and for the years ended September 30, 1994, 1993, 1992, 1991, 1990 and 1989, as follows: 1.4%(a)<F14>, 1.4%, 1.5%,
          1.6%, 2.6%(a)<F14>, 3.0%, 2.8%, 3.3%, 3.2%, 3.1% and 4.4%,
          respectively.
(c)<F16> If the Fund had paid all of its expenses, the ratios would have been, for the period ending December 31, 1998 and for the years ended June 30, 1998, 1997 and 1996, for the period from October 1, 1994 to June 30, 1995 and for the years ended September 30, 1994, 1993, 1992, 1991,
          1990 and 1989, as follows: 0.6%(a)<F14>, 1.1%, 1.3%, 0.4%,
          1.4%(a)<F14>, 0.2%, 0.8%, 0.6%, 1.3%, 2.1% and 1.4%, respectively.
(d)<F17> Effective December 31, 1994, the Fund changed investment advisers from Fiduciary Management, Inc. to Resource Capital Advisers, Inc.


  The accompanying notes to financial statements are an integral part of this statement.

                               Eastcliff Regional
                              Small Capitalization
                                   Value Fund

                                                                February 9, 1999

Dear Shareholder:

  1998 has been an intellectually challenging period for small cap value investors. It has been difficult to rationalize the unprecedented difference in return between large and small capitalization stocks. The dominant factor in determining how to make money in this environment seems to be driven more by size and liquidity than valuation discrepancies. Value investors suffer in periods like this where seemingly there is little relation between price and value. The "surreal behavior" occurring in the world of Internet stocks suggests that the precept of value is being severely challenged. In the past, the ending of such an environment has been painful for those most swept up in the desire for instant gratification. The term "crash and burn" comes to mind. We continue to adhere to our investment discipline and maintain sense of price and value as best we can. For the twelve months ended December 31, 1998 the total return for the Eastcliff Regional Small Capitalization Value Fund was down 3.9% as compared to the Russell 2000 Index at -2.5%. The annualized compounded rate of return since the Fund's inception on September 16, 1996 was 11.0%. The net asset value at year-end was $12.47 (after adjustments for capital gain distributions) and the Fund's assets were over $51 million.

  The Fund only holds common stocks and short-term investments. At year-end 1998, 97.6% was invested in equities with the remainder invested in short-term investments. Your Fund holds investments in 47 companies representing a variety of industries. Our bottom-up strategy of investing makes only nominal effort to forecast the economy or moves in interest rates. Instead, we focus on investing in the best companies we can find with strong managements and that are undervalued by the market.

  Some of the investments that benefited performance in 1998 were: Federal Mogul, a Michigan based auto parts company with financial management skills and a global consolidation strategy that is on the leading edge of the industry; Alliant Techsystems, a Minnesota based defense company that has growing exposure to high multiple space business, massive cash flows and a shareholder oriented management team; National Computer Systems, a Minnesota based company that's enjoying rapid and consistent growth as a leading supplier of products and services to the education market; Fingerhut Companies, another Minnesota company, which is expanding its catalog retailing strength into new markets including the Internet.

  Sincerely,

   /s/Richard W. Jensen    /s/Elizabeth M. Lilly   /s/Richard J. Rinkoff

   Richard W. Jensen       Elizabeth M. Lilly      Richard J. Rinkoff

Past performance cannot guarantee future results. Prices will fluctuate and redemption value may be more or less than original investment. This Fund is not insured by the FDIC and is not a deposit or other obligation of or guaranteed by Resource Trust Company or any of its affiliates.

               Eastcliff Regional Small Capitalization Value Fund
                            STATEMENT OF NET ASSETS
                         December 31, 1998 (Unaudited)

                                                                      QUOTED
                                                                      MARKET
    SHARES                                                 COST       VALUE
    ------                                                 ----       -----

LONG-TERM INVESTMENTS -- 97.6% (A)<F19>
COMMON STOCKS -- 97.6% (A)<F19>

BASIC MATERIALS SECTOR -- 11.7%
-------------------------------
               CHEMICALS -- 2.5%
    55,000     Geon Co.                                $1,140,208  $1,265,000
               CHEMICALS-SPECIALTY -- 9.0%
    60,400     Ferro Corp.                              1,429,600   1,570,400
    44,700     H.B. Fuller Co.                          2,394,198   2,151,186
   107,100     Material Sciences Corp.*<F18>            1,416,712     910,350
                                                      ----------- -----------
                                                        5,240,510   4,631,936
               IRON & STEEL -- 0.2%
    30,600     Dynamic Materials Corp.*<F18>              273,417     114,750

CAPITAL GOODS SECTOR -- 28.9%
-----------------------------
               AEROSPACE/DEFENSE -- 3.8%
    24,000     Alliant Techsystems Inc.*<F18>           1,363,771   1,978,512
               CONTAINERS-METAL/GLASS -- 3.0%
    85,800     U.S. Can Corp.*<F18>                     1,439,063   1,533,675
               ELECTRICAL EQUIPMENT -- 5.8%
    75,000     MagneTek, Inc.*<F18>                     1,375,695     867,225
    31,700     SPX Corp.                                1,308,436   2,123,900
                                                      ----------- -----------
                                                        2,684,131   2,991,125
               MACHINERY-DIVERSE -- 1.6%
    29,600     Terex Corp.                                480,783     845,465
               MANUFACTURE-DIVERSE -- 10.9%
    20,400     Binks Sames Corp.                          857,349     336,600
    58,300     Graco Inc.                               1,267,529   1,719,850
    33,100     IDEX Corp.                                 950,576     810,950
    33,700     Premark International, Inc. 868,860      1,166,863
    86,480     U.S. Industries, Inc.                    1,746,844   1,610,690
                                                      ----------- -----------
                                                        5,691,158   5,644,953
               MANUFACTURE-SPECIAL -- 1.1%
    28,100     Donaldson Company, Inc.                    403,290     583,075
               OFFICE EQUIPMENT & SUPPLIES -- 2.7%
    36,900     National Computer Systems, Inc.            391,581   1,365,300

CONSUMER CYCLICALS SECTOR -- 25.5%
----------------------------------
               AUTO PARTS & EQUIPMENT -- 8.5%
    36,000     Federal-Mogul Corp.                        821,607   2,142,000
    54,500     Standard Motor Products, Inc.              985,963   1,321,625
    38,000     Tower Automotive, Inc.*<F18>               695,501     947,644
                                                      ----------- -----------
                                                        2,503,071   4,411,269
               CONSUMER-JEWELRY/GIFT -- 0.7%
    16,300     Enesco Group Inc.                          426,541     378,975
               FOOTWEAR -- 1.4%
    82,100     The Stride Rite Corp.                    1,054,471     718,375
               PUBLISHING-NEWSPAPER -- 3.2%
    23,200     Central Newspapers, Inc.                 1,256,510   1,657,362
               RETAIL-GENERAL MERCHANDISE -- 2.6%
    87,900     Fingerhut Companies, Inc.                  736,676   1,357,000
               RETAIL-SPECIALTY -- 1.9%
    56,100     Funco, Inc.*<F18>                          837,485     981,750
               SERVICES-ADVERTISING/MARKETING -- 4.2%
    76,800     AC Nielsen Corp.*<F18>                   1,488,287   2,169,600
               SERVICES-COMMERCIAL & CONSUMER -- 1.2%
    13,700     Alternative Resources Corp.*<F18>          140,711     145,562
    15,700     Midas, Inc.                                410,869     488,663
                                                      ----------- -----------
                                                          551,580     634,225
               TEXTILES-APPAREL -- 1.8%
   109,000     Sport-Haley, Inc.*<F18>                  1,637,770     926,500

CONSUMER STAPLES SECTOR -- 12.3%
--------------------------------
               ENTERTAINMENT -- 1.2%
    89,800     LodgeNet Entertainment Corp.*<F18>       1,048,173     617,375
               FOODS -- 9.1%
    31,200     Corn Products International, Inc.        1,048,711     947,700
   106,300     International Multifoods Corp.           2,361,195   2,743,922
    41,900     Vlasic Foods International, Inc.*<F18>     881,750     997,765
                                                      ----------- -----------
                                                        4,291,656   4,689,387
               RESTAURANTS -- 1.0%
    33,900     VICORP Restaurants, Inc.                   478,692     525,450
               SPECIALTY PRINTING -- 1.0%
    27,800     Merrill Corp.                              302,356     536,901

ENERGY SECTOR -- 0.5%
---------------------
               OIL-EXPLORATION & PRODUCTS -- 0.5%
    22,100     Basin Exploration, Inc.*<F18>              398,340     277,642

FINANCIALS SECTOR -- 9.6%
-------------------------
               BANKS-MAJOR REGIONAL -- 4.6%
    35,500     Community First
                 Bankshares, Inc.                         538,969     747,736
    67,700     TCF Financial Corp.                      1,588,324   1,637,528
                                                      ----------- -----------
                                                        2,127,293   2,385,264
               INSURANCE-LIFE/HEALTH -- 0.8%
    65,300     RTW, Inc.*<F18>                            548,173     416,288
               INSURANCE-PROPERTY -- 4.2%
    22,400     Highlands Insurance Group, Inc.*<F18>      532,714     292,611
    65,900     Horace Mann Educators Corp.              1,529,046   1,878,150
                                                      ----------- -----------
                                                        2,061,760   2,170,761

HEALTHCARE SECTOR -- 5.3%
-------------------------
               MEDICAL PRODUCTS & SUPPLIES -- 5.3%
    68,900     Empi, Inc.*<F18>                         1,245,015   1,722,500
    98,300     Rehabilicare Inc.*<F18>                    321,212     319,475
    46,400     Rochester Medical Corp.*<F18>              740,213     707,600
                                                      ----------- -----------
                                                        2,306,440   2,749,575

TECHNOLOGY SECTOR -- 3.8%
-------------------------
               COMMUNICATION-EQUIPMENT -- 0.9%
    40,400     Communications Systems, Inc.               561,000     477,245
               ELECTRONICS-INSTRUMENTS -- 1.7%
    68,700     Bolder Technologies Corp.*<F18>            898,737     850,163
               ELECTRONICS-SEMICONDUCTORS -- 1.2%
    57,500     Aetrium Inc.*<F18>                         955,800     632,500
                                                      ----------- -----------
               Total common stocks                     45,578,723  50,517,398
                                                      ----------- -----------
               Total long-term
                 investments                           45,578,723  50,517,398

  PRINCIPAL
   AMOUNT
  ---------

SHORT-TERM INVESTMENTS -- 2.6% (A)<F19>
               VARIABLE RATE DEMAND NOTE
$1,330,076     Firstar Bank U.S.A., N.A.                1,330,076   1,330,076
                                                      ----------- -----------
               Total short-term
                 investments                            1,330,076   1,330,076
                                                      ----------- -----------
               Total investments                      $46,908,799  51,847,474
                                                      -----------
                                                      -----------
               Liabilities, less cash and
                 receivables (0.2%) (A)<F19>                          (83,695)
                                                                  -----------
               Net Assets                                         $51,763,779
                                                                  -----------
                                                                  -----------
               Net Asset Value Per Share
                 ($0.01 par value 300,000,000
                 shares authorized), offering
                 and redemption price
                 ($51,763,779 / 4,150,204
                 shares outstanding)                               $    12.47
                                                                  -----------
                                                                  -----------


  *<F18>Non-income producing security.
  (a)<F19>Percentages for the various classifications relate to net assets.

  The accompanying notes to financial statements are an integral part of this statement.

               Eastcliff Regional Small Capitalization Value Fund
                            STATEMENT OF OPERATIONS
              For the Period Ending December 31, 1998 (Unaudited)

INCOME:
    Dividends                                                   $  231,263
    Interest                                                        32,097
                                                               -----------
        Total income                                               263,360
                                                               -----------
EXPENSES:
    Management fees                                                255,680
    Administrative services                                         36,665
    Professional fees                                               12,791
    Transfer agent fees                                             10,065
    Custodian fees                                                   9,090
    Registration fees                                                8,789
    Printing and postage expense                                     5,433
    Amortization of organizational expenses                          2,487
    Other expenses                                                   6,545
                                                               -----------
        Total expenses                                             347,545
                                                               -----------
NET INVESTMENT LOSS                                                (84,185)
                                                               -----------
NET REALIZED LOSS ON INVESTMENTS                                (2,017,860)
NET DECREASE IN UNREALIZED APPRECIATION ON INVESTMENTS          (3,098,110)
                                                               -----------
NET LOSS ON INVESTMENTS                                         (5,115,970)
                                                               -----------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS           $(5,200,155)
                                                               -----------
                                                               -----------

                       STATEMENTS OF CHANGES IN NET ASSETS
For the Period Ending December 31, 1998 (Unaudited) and for the Year Ended June
                                    30 ,1998

                                                 DECEMBER 31,   JUNE 30,
                                                     1998         1998
                                                  -----------   -------
OPERATIONS:
 Net investment loss                              $  (84,185)   $ (72,349)
 Net realized (loss) gain on investments          (2,017,860)     655,165
 Net (decrease) increase in
 unrealized appreciation on investments           (3,098,110)   4,056,705
                                                 -----------  -----------
   Net (decrease) increase in
     net assets resulting from operations         (5,200,155)   4,639,521
                                                 -----------  -----------
DISTRIBUTIONS TO SHAREHOLDERS:
 Distribution from net investment
  income ($0.00566 per share)                             --      (13,912)
 Distributions from net realized gains
 ($0.1144 and $0.08783 per share, respectively)     (522,086)    (241,045)
                                                 -----------  -----------
   Total distributions                              (522,086)    (254,957)*<F20>
                                                 -----------  -----------
FUND SHARE ACTIVITIES:
 Proceeds from shares issued
   (274,794 and 4,074,336 shares, respectively)    3,251,753   53,855,081
 Net asset value of shares issued
   in distributions (40,053 and
   19,272 shares, respectively)                      499,462      246,086
 Cost of shares redeemed
   (746,829 and 1,901,473 shares, respectively)   (8,403,759) (25,578,485)
                                                 -----------  -----------
   Net (decrease) increase in
     net assets derived from
     Fund share activities                        (4,652,544)  28,522,682
                                                 -----------  -----------
   TOTAL (DECREASE) INCREASE                     (10,374,785)  32,907,246
NET ASSETS AT THE BEGINNING OF THE PERIOD         62,138,564   29,231,318
                                                 -----------  -----------
NET ASSETS AT THE END OF THE PERIOD              $51,763,779  $62,138,564
                                                 -----------  -----------
                                                 -----------  -----------
  *<F20>  See Note 8.

  The accompanying notes to financial statements are an integral part of these statements.

               Eastcliff Regional Small Capitalization Value Fund
                              FINANCIAL HIGHLIGHTS
 (Selected Data for each share of the Fund outstanding throughout each period)

                                                   (UNAUDITED)
                                                 FOR THE PERIOD           FOR THE      FOR THE PERIOD FROM
                                               ENDING DECEMBER 31,      YEAR ENDED  SEPTEMBER 16, 1996+<F21> TO
                                                      1998             JUNE 30, 1998      JUNE 30, 1997
                                               -------------------    --------------  ---------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period                  $13.56              $12.23              $10.00
Income from investment operations:
  Net investment (loss) income                        (0.02)              (0.01)               0.02
  Net realized and unrealized
    (losses) gains on investments                     (0.96)               1.43                2.23
                                                      ------              ------              ------
Total from investment operations                      (0.98)               1.42                2.25
Less distributions:
  Dividends from net investment income                    --              (0.00)              (0.02)
  Distributions from net realized gains               (0.11)              (0.09)                  --
                                                      ------              ------              ------
Total from distributions                              (0.11)              (0.09)              (0.02)
                                                      ------              ------              ------
Net asset value, end of period                        $12.47              $13.56              $12.23
                                                      ------              ------              ------
                                                      ------              ------              ------
TOTAL INVESTMENT RETURN                               (7.2%)**<F23>       11.7%               22.5%**<F23>
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's $)                51,764              62,139              29,231
Ratio of expenses (after reimbursement)
  to average net assets (a)<F24>                       1.3%*<F22>          1.3%                1.3%*<F22>
Ratio of net investment (loss)
  income to average net assets (b)<F25>               (0.3%)*<F22>        (0.1%)               0.3%*<F22>
Portfolio turnover rate                               11.3%               35.5%               29.4%

 +<F21>   Commencement of operations.
 *<F22>   Annualized.
 **<F23>  Not annualized.
 (a)<F24> Computed after giving effect to adviser's expense limitation undertaking. If the Fund had paid all of its expenses for the period September 16, 1996+<F21> to June 30, 1997, the ratio would have been 1.6%*<F22>.
 (b)<F25> If the Fund had paid all of its expenses for the period September 16, 1996+<F21> to June 30, 1997, the ratio would have been (0.0)%*<F22>.

  The accompanying notes to financial statements are an integral part of this statement.

                        Eastcliff Contrarian Value Fund

                                                                February 9, 1999

Dear Shareholder:

  Contrarian value investing by definition is never easy under the best of market conditions because you do not get to buy clean, problem-free companies with attractive sequential revenue and earnings growth. 1998, our first year as the newest member of the Eastcliff Funds, was clearly a difficult and disappointing year for our discipline with the total return for the Eastcliff Contrarian Value Fund down 9.1% versus 10.1% for the Russell Mid-Cap benchmark. The annualized compounded rate of return since the Fund's inception on December 30, 1997 was -8.8%. This result was not what either you or we expected as many of our portfolio holdings were adversely impacted by the spreading deflation and fear of the Asian economic and financial crisis. Fear of this unquantifiable Asian crisis replaced greed in the Fall of 1998, and led to a flight to quality large capitalization growth stocks (drugs, technology, telephone utilities) to the detriment of small and medium size companies that fell into the value style.

  Is there a silver lining for contrarian value ideas that were completely out of sync with the broad market in 1998? We believe the answer is a resounding yes, and while counter-intuitive, the severe underperformance of value stocks in 1998 is good for pure contrarian value investors because it created more bargains in undervalued companies than we have seen since 1974 and the third quarter of 1990! Early signs in 1999 point to stabilization in Asia and even some increases in commodity prices. Your portfolio is loaded with many attractive basic industrial restructuring ideas, that while shunned in 1998, should produce dramatic catch-up gains in 1999. The earnings leverage after the pain of lower pricing in 1998 should be inverse and in some cases geometric on the upside given the dramatic cost reductions already realized. Typically, following this kind of bear market for small/medium companies and value, our style outperforms the broader market for several consecutive years. We have been strengthening and repositioning our portfolio to take advantage of the expected return to leadership for contrarian value in 1999 and we expect your patience will be rewarded.

  As of December 29, 1998, your Board of Directors declared a distribution of $0.03861 per share from net investment income and $0.17922 per share from short-term capital gains, payable December 30, 1998, to shareholders of record on December 28, 1998.

  Respectfully submitted,

   /s/Bruce D. Bottomley                        /s/Lee C. Garcia

   Bruce D. Bottomley                           Lee C. Garcia
   Portfolio Manager                            Portfolio Manager

Past performance cannot guarantee future results. Prices will fluctuate and redemption value may be more or less than original investment. This Fund is not insured by the FDIC and is not a deposit or other obligation of or guaranteed by Resource Trust Company or any of its affiliates.

                        Eastcliff Contrarian Value Fund
                            STATEMENT OF NET ASSETS
                         December 31, 1998 (Unaudited)

                                                                     QUOTED
                                                                     MARKET
   SHARES                                                 COST        VALUE
   ------                                                 -----      ------

LONG-TERM INVESTMENTS -- 95.6% (A)<F27>
COMMON STOCKS -- 95.6% (A)<F27>


BASIC MATERIALS SECTOR -- 22.8%
-------------------------------
           ALUMINUM -- 3.7%
    11,000 Reynolds Metals Co.                         $  646,332   $ 579,568
           CHEMICALS-DIVERSE -- 3.1%
    11,800 Engelhard Corp.                                234,265     230,100
    40,600 Terra Industries, Inc.                         478,907     251,233
                                                      ----------- -----------
                                                          713,172     481,333
           CHEMICALS-SPECIALTY -- 6.6%
    38,300 W.R. Grace & Co.*<F26>                         555,126     600,850
    16,100 Hercules Inc.                                  657,305     440,738
                                                      ----------- -----------
                                                        1,212,431   1,041,588
           IRON & STEEL -- 9.4%
    29,500 AK Steel Holding Corp.                         519,895     693,250
    22,100 Allegheny Teledyne Inc.                        535,199     451,680
    75,100 Armco, Inc.                                    365,186     328,562
                                                      ----------- -----------
                                                        1,420,280   1,473,492

CAPITAL GOODS SECTOR -- 17.6%
-----------------------------
           CONTAINERS-METAL/GLASS -- 4.7%
    16,200 Ball Corp.                                     552,158     741,150
           MANUFACTURE-DIVERSE -- 9.1%
    20,600 Tenneco, Inc.                                  795,316     701,698
    39,500 U.S. Industries, Inc.                        1,007,364     735,687
                                                      ----------- -----------
                                                        1,802,680   1,437,385
           WASTE MANAGEMENT -- 3.8%
    12,672 Waste Management, Inc.                         534,461     590,832

CONSUMER CYCLICALS SECTOR -- 9.6%
---------------------------------
           AUTO PARTS & EQUIPMENT -- 2.8%
    11,100 ITT Industries, Inc.                           345,734     441,225
           PUBLISHING -- 1.7%
     4,800 The Times Mirror Co.                           280,442     268,800
           RETAIL-APPAREL -- 2.9%
    18,500 Footstar, Inc.*<F26>                           519,292     462,500
           RETAIL-SPECIALTY -- 2.2%
    54,800 Ventator Group, Inc.                           958,884     352,802

CONSUMER STAPLES SECTOR -- 6.4%
--------------------------------
           BROADCAST MEDIA -- 3.0%
    14,200 CBS Corp.                                      395,577     465,050
           SPECIALTY PRINTING -- 3.4%
    12,200 R. R. Donnelley & Sons Co.                     437,116     534,519

ENERGY SECTOR -- 15.8%
----------------------
           OIL & GAS-DRILLING & EQUIPMENT -- 1.2%
     7,600 Cooper Cameron Corp.*<F26>                     179,681     186,200
           OIL & GAS-REFINING & MARKETING - 7.5%
    30,852 Pennzoil-Quaker State Co.                      704,443     457,011
    19,819 Sunoco, Inc.                                   762,252     714,732
                                                      ----------- -----------
                                                        1,466,695   1,171,743
           OIL-DOMESTIC -- 2.2%
    21,500 PennzEnergy Co.                                526,288     350,730
           OIL-EXPLORATION & PRODUCTS -- 4.9%
     4,000 Kerr-McGee Corp.                               147,142     153,000
    27,300 Oryx Energy Co.                                643,987     366,857
    29,300 Pioneer Natural Resources Co.                  620,303     256,375
                                                      ----------- -----------
                                                        1,411,432     776,232

FINANCIALS SECTOR -- 5.6%
-------------------------
           FINANCIAL-DIVERSE -- 5.6%
     3,700 Alleghany Corp.                                658,607     695,138
     4,000 Chicago Title Corp.                            148,139     187,752
                                                      ----------- -----------
                                                          806,746     882,890

TECHNOLOGY SECTOR -- 3.4%
-------------------------
           PHOTOGRAPH/IMAGING -- 3.4%
     7,400 Eastman Kodak Co.                              460,526     532,800

TRANSPORTATION SECTOR -- 2.0%
-----------------------------
           RAILROADS -- 2.0%
     6,900 Union Pacific Corp.                            318,662     310,935

UTILITIES SECTOR -- 12.4%
-------------------------
           ELECTRIC COMPANIES -- 6.4%
    24,200 Northeast Utilities                            337,693     387,200
    18,600 Western Resources, Inc.                        757,353     618,450
                                                      ----------- -----------
                                                        1,095,046   1,005,650
           NATURAL GAS -- 6.0%
     9,600 Eastern Enterprises                            408,696     420,000
    22,000 UGI Corp.                                      612,062     522,500
                                                      ----------- -----------
                                                        1,020,758     942,500
                                                      ----------- -----------
           Total common stocks                         17,104,393  15,029,924
                                                      ----------- -----------
           Total long-term investments                 17,104,393  15,029,924

PRINCIPAL
  AMOUNT
 --------

SHORT-TERM INVESTMENTS -- 3.6% (A)<F27>
           VARIABLE RATE DEMAND NOTE
  $572,442 Firstar Bank U.S.A., N.A.                      572,442     572,442
                                                      ----------- -----------
           Total short-term
             investments                                  572,442     572,442
                                                      ----------- -----------
           Total investments                          $17,676,835  15,602,366
                                                      -----------
                                                      -----------
           Cash and receivables, less
              liabilities 0.8% (A)<F27>                               118,281
                                                                  -----------
           Net Assets                                             $15,720,647
                                                                  -----------
                                                                  -----------
           Net Asset Value Per Share
             ($0.01 par value 300,000,000
             shares authorized), offering
             and redemption price
             ($15,720,647 / 1,795,553
             shares outstanding)                                  $      8.76
                                                                  -----------
                                                                  -----------

  *<F26>  Non-income producing security.
(a)<F27>  Percentages for the various classifications relate to net assets.

  The accompanying notes to financial statements are an integral part of this statement.

                        Eastcliff Contrarian Value Fund
                            STATEMENT OF OPERATIONS
              For the Period Ending December 31, 1998 (Unaudited)

INCOME:
    Dividends                                                   $  161,330
    Interest                                                        21,181
                                                               -----------
        Total income                                               182,511
                                                               -----------
EXPENSES:
    Management fees                                                 88,902
    Administrative services                                         17,780
    Professional fees                                                8,078
    Transfer agent fees                                              7,971
    Custodian fees                                                   5,622
    Registration fees                                                3,284
    Amortization of organizational expenses                          2,326
    Printing and postage expense                                       494
    Other expenses                                                   1,548
                                                               -----------
        Total expenses before reimbursement                        136,005
    Less expenses assumed by adviser                               (20,433)
                                                               -----------
        Net expenses                                               115,572
                                                               -----------
NET INVESTMENT INCOME                                               66,939
                                                               -----------
NET REALIZED LOSS ON INVESTMENTS                                  (317,164)
NET DECREASE IN UNREALIZED APPRECIATION ON INVESTMENTS          (2,438,276)
                                                               -----------
NET LOSS ON INVESTMENTS                                         (2,755,440)
                                                               -----------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS           $(2,688,501)
                                                               -----------
                                                               -----------

                       STATEMENTS OF CHANGES IN NET ASSETS
  For the Period Ending December 31, 1998 (Unaudited) and for the Period from
        December 30, 1997 (commencement of operations) to June 30, 1998

                                                  DECEMBER 31,     JUNE 30,
                                                      1998           1998
                                                   ----------      -------
OPERATIONS:
  Net investment income                           $   66,939    $    66,808
  Net realized (loss) gain on investments           (317,164)       225,965
  Net (decrease) increase in unrealized
    appreciation on investments                   (2,438,276)       363,807
                                                  ----------     ----------
     Net (decrease) increase in
       net assets resulting from operations       (2,688,501)       656,580
                                                  ----------     ----------
DISTRIBUTIONS TO SHAREHOLDERS:
  Distributions from net investment income
    ($0.07285 per share)                            (137,368)            --
  Distributions from net realized gains
    ($0.29322 per share)                            (547,599)            --
                                                  ----------     ----------
     Total distributions                            (684,967)            --
FUND SHARE ACTIVITIES:
  Proceeds from shares issued
    (238,840 and 2,027,118 shares, respectively)   2,333,621     20,406,328
  Net asset value of shares issued
    in distributions (58,268 shares)                 524,234             --
  Cost of shares redeemed
    (381,753 and 146,921 shares, respectively)    (3,332,974)    (1,493,674)
                                                  ----------     ----------
     Net (decrease) increase in
       net assets derived from
       Fund share activities                        (475,119)    18,912,654
                                                  ----------     ----------
     TOTAL (DECREASE) INCREASE                    (3,848,587)    19,569,234
NET ASSETS AT THE BEGINNING OF THE PERIOD         19,569,234             --
                                                  ----------     ----------
NET ASSETS AT THE END OF THE PERIOD
  (including undistributed net
    investment income of $0 and
    $68,602, respectively)                       $15,720,647    $19,569,234
                                                  ----------     ----------
                                                  ----------     ----------

  The accompanying notes to financial statements are an integral part of these statements.

                        Eastcliff Contrarian Value Fund
                              FINANCIAL HIGHLIGHTS
 (Selected Data for each share of the Fund outstanding throughout each period)

                                                      (UNAUDITED)
                                                     FOR THE PERIOD    FOR THE PERIOD FROM
                                                  ENDING DECEMBER 31,   DECEMBER 30, 1997+<F28>
                                                          1998           TO JUNE 30, 1998
                                                  -------------------  -------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period                     $10.41               $10.00
Income from investment operations:
   Net investment income                                   0.04                 0.04
   Net realized and unrealized (losses)
     gains on investments                                 (1.32)               0.37
                                                         ------               ------
Total from investment operations                          (1.28)               0.41
Less distributions:
   Dividends from net investment income                   (0.07)                  --
   Distributions from net realized gains                  (0.30)                  --
                                                         ------               ------
Total from distributions                                  (0.37)                  --
                                                         ------               ------
Net asset value, end of period                            $8.76               $10.41
                                                         ------               ------
                                                         ------               ------
TOTAL INVESTMENT RETURN                                  (12.4%)**<F30>        4.1%**<F30>
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's $)                   15,721               19,569
Ratio of expenses (after reimbursement)
  to average net assets (a)<F31>                           1.3%*<F29>          1.3%*<F29>
Ratio of net investment income
   to average net assets (b)<F32>                          0.8%*<F29>          0.7%*<F29>
Portfolio turnover rate                                   24.4%               13.6%

  +<F28>  Commencement of operations.
  *<F29>  Annualized.
 **<F30>Not annualized.
 (a)<F31> Computed after giving effect to adviser's expense limitation undertaking. If the Fund had paid all of its expenses, the ratios would have been 1.5%*<F29> and 1.5%*<F29>, respectively for the period ending December 31, 1998 and for the period December 30, 1997+<F28> to June 30, 1998.
 (b)<F32> If the Fund had paid all of its expenses, the ratios would have been 0.5%*<F29> and 0.5%*<F29>, respectively for the period ending December 31, 1998 and for the period December 30, 1997+<F28> to June 30, 1998.

  The accompanying notes to financial statements are an integral part of this statement.

                                Eastcliff Funds
                         NOTES TO FINANCIAL STATEMENTS
                         December 31, 1998 (Unaudited)

(1)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES --

   The following is a summary of significant accounting policies of the Eastcliff Funds, Inc. (the "Company"), which is registered as an open-end management investment company under the Investment Company Act of 1940. This Company consists of a series of four funds: Eastcliff Growth Fund (the "Growth Fund'), Eastcliff Total Return Fund (the "Total Return Fund"), Eastcliff Regional Small Capitalization Value Fund (the "Regional Small Cap Fund") and Eastcliff Contrarian Value Fund (the "Contrarian Value Fund") (collectively the "Funds"). The assets and liabilities of each Fund are segregated and a shareholder's interest is limited to the Fund in which the shareholder owns shares. The Company was incorporated under the laws of Wisconsin on May 23, 1986.

   The investment objective of the Growth Fund is to produce long-term growth of capital by investing principally in equity securities; the investment objective of the Total Return Fund is to realize a combination of capital appreciation and income which will result in the highest total return by investing in a combination of equity and debt securities, while assuming reasonable risks; the investment objective of the Regional Small Cap Fund is to produce capital appreciation by investing principally in equity securities of small capitalization companies headquartered in Colorado, Illinois, Indiana, Iowa, Michigan, Minnesota, Montana, Nebraska, North and South Dakota, Ohio and Wisconsin; and the investment objective of the Contrarian Value Fund is to produce long-term capital by investing in out-of-favor, undervalued companies with restructuring and turnaround potential. The Contrarian Value Fund commenced operations on December 30, 1997.

 (a) Each security, excluding short-term investments, is valued at the last sale price reported by the principal security exchange on which the issue is traded, or if no sale is reported, the latest bid price. Securities which are traded over-the-counter are valued at the latest bid price. Securities for which quotations are not readily available are valued at fair value as determined by the investment adviser under the supervision of the Board of Directors. Short-term investments are valued at amortized cost which approximates quoted market value. Investment transactions are recorded no later than the first business day after the trade date. The cost amounts as reported on the statements of net assets are the same for Federal income tax purposes.

 (b) The Funds may purchase securities on a when-issued or delayed delivery basis. Although the payment and interest terms of these securities are established at the time the purchaser enters into the agreement, these securities may be delivered and paid for at a future date, generally within 45 days. The Funds record purchases of when-issued securities and reflect the value of such securities in determining net asset value in the same manner as other portfolio securities.

 (c) Net realized gains and losses on common stock are computed on the basis of the cost of specific certificates.

 (d) Provision has not been made for Federal income taxes since the Funds have elected to be taxed as "regulated investment companies" and intend to distribute substantially all income to shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies.

 (e) Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis.

 (f) The Funds have investments in short-term variable rate demand notes, which are unsecured instruments. The Funds may be susceptible to credit risk with respect to these notes to the extent the issuer defaults on its payment obligation. The Funds' policy is to monitor the creditworthiness of the issuer and does not anticipate nonperformance by these counterparties.

 (g) Generally accepted accounting principles require that permanent financial reporting and tax differences be reclassified to paid-in capital.

 (h) The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

(2) INVESTMENT ADVISER AND MANAGEMENT AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES --

   The Funds have entered into management agreements with Resource Capital Advisers, Inc. ("RCA"), with whom certain officers and directors of the Funds are affiliated, to serve as investment adviser and manager. Under the terms of the agreements, the Growth Fund, Regional Small Cap Fund and Contrarian Value Fund pay RCA a monthly fee at the annual rate of 1% of such Funds daily net assets and for the Total Return Fund, 1% on the first $30,000,000 of the daily net assets and 0.75% on the daily net assets over $30,000,000.

   In addition to the reimbursement required under the management agreements, RCA has voluntarily reimbursed the Funds for expenses over 1.3% of the daily net assets of the Funds. These reimbursements amounted to $15,024 and $20,433 for the period ending December 31, 1998, for the Total Return Fund and for the Contrarian Value Fund, respectively. These voluntary reimbursements may be modified or discontinued at any time by RCA.

   The Funds have administrative agreements with Fiduciary Management, Inc. ("FMI"), with whom certain directors of the Funds are affiliated, to supervise all aspects of the Funds' operations except those performed by RCA. Under the terms of the agreements, the Funds will each pay FMI a monthly administrative fee at the annual rate of 0.2% on the first $25,000,000 of the daily net assets of such Fund, 0.1% on the daily net assets of such Fund on the next $20,000,000 and 0.05% on the daily net assets of such Fund over $45,000,000.

   The Funds have entered into Distribution Plans (the "Plans"), pursuant to Rule 12b-1 under the Investment Company Act of 1940 with RCA. The Plans provide that the Funds may incur certain costs which may not exceed the lesser of a monthly amount equal to 1% of the Funds' daily net assets or the actual distribution costs incurred by RCA during the year. Amounts payable under the Plans are paid monthly to RCA for any activities or expenses primarily intended to result in the sale of shares of such Fund. For the period ending December 31, 1998, no such expenses were incurred.

(3)  DISTRIBUTION TO SHAREHOLDERS --

   Net investment income and net realized gains are distributed to shareholders. The distributions were paid on December 30, 1998, to shareholders of record on December 28, 1998.

                                                                   TOTAL         REGIONAL      CONTRARIAN
                                                 GROWTH FUND    RETURN FUND   SMALL CAP FUND   VALUE FUND
                                                  ----------    -----------   --------------   ----------
     Dividend from net investment income          $      --     $  83,987        $      --     $ 68,762
     $ per share                                         --        0.0724               --      0.03861
     Short-term gains                               238,559       112,802               --      319,179
     $ per share                                   0.072881       0.09724               --      0.17922
     Long-term capital gains                        381,467     1,388,552               --           --
     $ per share                                   0.116540       1.19699               --           --

   Shareholders were sent a 1998 Form 1099-DIV in January, 1999 representing their proportionate share of these distributions. The Form 1099-DIV would consider the impact of any retroactive tax law changes.

(4)  DEFERRED EXPENSES --

   Organizational expenses for the Growth Fund, Regional Small Cap Fund and
 Contrarian Value Fund were deferred and are being amortized on a straight-line basis over a period of five years beginning with the date of sales of shares to the public. These expenses were advanced by RCA who will be reimbursed by the Growth Fund, Regional Small Cap Fund and Contrarian Value Fund over a period of five years. The unamortized organizational expenses at December 31, 1998, were $9,451, $13,676 and $18,607, respectively.

(5)  INVESTMENT TRANSACTIONS --

   For the period ending December 31, 1998, purchases and proceeds of sales of investment securities of the Growth Fund (excluding short-term securities) were $25,213,917 and $33,900,955, respectively; purchases and proceeds of sales of investment securities of the Total Return Fund (excluding short-term securities) were $2,586,875 and $4,576,137, respectively; purchases and proceeds of sales of investment securities of the Regional Small Cap Fund, (excluding short-term securities) were $5,671,752 and $10,673,151, respectively; and purchases and proceeds of sales of investment securities of the Contrarian Value Fund (excluding short-term securities) were $4,105,016 and $5,428,448, respectively.

(6)  ACCOUNTS PAYABLE AND ACCRUED LIABILITIES --

   As of December 31, 1998, liabilities of the Funds included the following:

                                                                   TOTAL         REGIONAL      CONTRARIAN
                                                 GROWTH FUND    RETURN FUND   SMALL CAP FUND   VALUE FUND
                                                  ----------    -----------   --------------   ----------
     Payable to brokers for
       investments purchased                     $       --     $      --      $    58,650     $     --
     Payable to RCA for management fees and
       deferred expenses                             49,799        22,099           56,168       32,231
     Other liabilities                               44,598         6,957           37,682        4,087

(7) SOURCES OF NET ASSETS --

                                                                   TOTAL         REGIONAL      CONTRARIAN
                                                 GROWTH FUND    RETURN FUND   SMALL CAP FUND   VALUE FUND
                                                  ----------    -----------   --------------   ----------
   As of December 31, 1998, the sources
   of net assets were as follows:
     Fund shares issued and outstanding          $31,557,192  $12,890,096      $48,856,415  $18,433,997
     Net unrealized appreciation
       (depreciation) on investments             17,436,301    14,176,325        4,938,675   (2,074,469)
     Undistributed net realized gains
       (losses) on investments                    2,525,431        (3,966)      (2,031,311)    (638,798)
     Overdistributed net investment income               --           (57)              --          (83)
                                                 -----------  -----------      -----------  -----------
                                                 $51,518,924  $27,062,398      $51,763,779  $15,720,647
                                                 -----------  -----------      -----------  -----------
                                                 -----------  -----------      -----------  -----------

   Aggregate net unrealized appreciation (depreciation)
   as of December 31, 1998, consisted of the following:
     Aggregate gross unrealized appreciation     $17,652,450  $14,182,071      $10,121,810 $  1,016,862
     Aggregate gross unrealized depreciation       (216,149)       (5,746)      (5,183,135)  (3,091,331)
                                                 -----------  -----------      -----------  -----------
       Net unrealized appreciation (depreciation)$17,436,301  $14,176,325     $  4,938,675 $ (2,074,469)
                                                 -----------  -----------      -----------  -----------
                                                 -----------  -----------      -----------  -----------

(8)  REQUIRED FEDERAL INCOME TAX DISCLOSURES (UNAUDITED) --

   In early 1998, shareholders received information regarding all distributions paid to them by the Funds during the fiscal year ended June 30, 1998. The Funds hereby designate the following amounts as long-term capital gains distributions.

                                                                   TOTAL         REGIONAL      CONTRARIAN
                                                 GROWTH FUND    RETURN FUND   SMALL CAP FUND   VALUE FUND
                                                  ----------    -----------   --------------   ----------
     Capital gains taxed at 20%                  $2,019,090   $        --               --           --
     Capital gains taxed at 28%                          --       673,290               --           --
                                                 -----------  -----------      -----------  -----------
         Total long-term capital gains           $2,019,090   $   673,290               --           --
                                                 -----------  -----------      -----------  -----------
                                                 -----------  -----------      -----------  -----------

   For the Total Return Fund and Regional Small Cap Fund, the percentage of ordinary income which is eligible for the corporate dividend received deduction for the fiscal year ended June 30, 1998, was 51% and 67%, respectively.

                                EASTCLIFF FUNDS
                            900 Second Avenue South
                            300 International Centre
                          Minneapolis, Minnesota 55402
                                  612-336-1444

                               INVESTMENT ADVISER
                        RESOURCE CAPITAL ADVISERS, INC.
                            900 Second Avenue South
                            300 International Centre
                          Minneapolis, Minnesota 55402

                               PORTFOLIO MANAGERS
                             EASTCLIFF GROWTH FUND
                        WINSLOW CAPITAL MANAGEMENT, INC.
                          EASTCLIFF TOTAL RETURN FUND
                      PALM BEACH INVESTMENT ADVISERS, INC.
               EASTCLIFF REGIONAL SMALL CAPITALIZATION VALUE FUND
                             WOODLAND PARTNERS LLC
                        EASTCLIFF CONTRARIAN VALUE FUND
                              SASCO CAPITAL, INC.

                                 ADMINISTRATOR
                           FIDUCIARY MANAGEMENT, INC.
                             225 East Mason Street
                           Milwaukee, Wisconsin 53202

                                 TRANSFER AGENT
                         AND DIVIDEND DISBURSING AGENT
                       FIRSTAR MUTUAL FUND SERVICES, LLC
                            615 East Michigan Street
                           Milwaukee, Wisconsin 53202
                                 1-800-595-5519
                                       or
                                  414-765-4124

                                   CUSTODIAN
                             FIRSTAR BANK MILWAUKEE
                            615 East Michigan Street
                           Milwaukee, Wisconsin 53202

                            INDEPENDENT ACCOUNTANTS
                           PRICEWATERHOUSECOOPERS LLP
                             3100 Multifoods Tower
                             33 South Sixth Street
                          Minneapolis, Minnesota 55402

                                 LEGAL COUNSEL
                                FOLEY & LARDNER
                           777 East Wisconsin Avenue
                           Milwaukee, Wisconsin 53202